Unaudited Condensed consolidated interim statements of changes in equity - USD ($) $ in Thousands	Premium and Capital Share	Fair value of financial assets reserve	Transactions with related parties reserve	Currency translation differences reserve	Share-based payments reserve	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 69,610	$ (334)	$ 14	$ 1,275	$ 4,028	$ (36,971)	$ 37,622
Share-based payments	0	0	0	0	1,048	0	1,048
Exercise of options	866				(813)		53
Other comprehensive income (loss)	0	0	0	(3,173)	0	0	(3,173)
Loss for the period	0	0	0	0	0	(9,156)	(9,156)	[1]
Balance at Jun. 30, 2022	70,476	(334)	14	(1,898)	4,263	(46,127)	26,394
Balance at Dec. 31, 2021	69,610	(334)	14	1,275	4,028	(36,971)	37,622
Share-based payments	0	0	0	0	1,146	0	1,146
Issuance of shares and warrants, net	2,528	0	0	0	0	0	2,528
Exercise of options	1,096				(1,043)		53
Other comprehensive income (loss)	0	0	0	(2,699)	0	0	(2,699)
Loss for the period	0	0	0	0	0	(30,767)	(30,767)	[1]
Balance at Dec. 31, 2022	73,234	(334)	14	(1,424)	4,131	(67,738)	7,883
Share-based payments	0	0	0	0	252	0	252
Expiration of employee warrants	729	0		0	(729)	0	0
Issuance of shares and warrants, net	1,029	0	0	0	131	0	1,160
Discontinued Operation	0	0	0	2,015	0		2,015
Other comprehensive income (loss)	0	0	0	(465)	0	0	(465)
Loss for the period	0	0	0	0	0	(10,149)	(10,149)
Balance at Jun. 30, 2023	$ 74,992	$ (334)	$ 14	$ (126)	$ 3,785	$ (77,887)	$ 696

[1]	Restated- see Note 3 for details of discontinued operation